Subsequent Events (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2018 CNY (¥)
Subsequent Events (Textual)
Proceeds from related party				$ 2,558,661	$ 478,969
Subsequent Event [Member]
Subsequent Events (Textual)
Nominal interest rate	6.00%					6.00%
Equipment original costs	$ 6,629,000					¥ 43,131,575
Security deposit	461,000					3,000,000
Debt issuance costs	277,000					¥ 1,800,000
Qingdao Metro Leasing Co., Ltd. [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Proceeds from related party	$ 4,611,000	¥ 30,000,000